Related parties - Additional Information (Details) $ in Thousands, R$ in Millions	1 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Apr. 19, 2022 USD ($)	Apr. 19, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of transactions between related parties [line items]
Loan agreement total amount		$ 0	$ 14,782	R$ 37.5	$ 5,000	R$ 27.0
Dlocal Argentina S.A.
Disclosure of transactions between related parties [line items]
Loan agreement total amount	$ 100,000
Maturity date	June, 2024